                                                                       [HERITAGE
                                                                          INCOME
                                                                           TRUST
                                                                           LOGO]



                   [pictures of people working and playing]

        From Our Family to Yours: The Intelligent Creation of Wealth.



                                                    INTERMEDIATE GOVERNMENT FUND
                                                            HIGH YIELD BOND FUND






                              Semiannual Report
                    (Unaudited) and Investment Performance
                    Review for the Six-month Period Ended
                                March 31, 1997


                               [HERITAGE LOGO]
                              -----------------
                              INCOME TRUST (TM)
                              -----------------

                                                                     May 1, 1997

Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for the period ended March 31, 1997 for the Intermediate Government Fund and the High Yield Bond Fund, each a portfolio of Heritage Income Trust. While historically we have provided these reports under separate cover, we are now combining these reports, a process initiated with our recently combined prospectus updates. Because many of our shareholders own both funds, we are able to reduce the volume of mail for these investors while providing necessary investment information in a more useful format. We hope you will let us know how you like these changes. Please call us at 800-709-3863 with any comments you would like to share.

     In the pages that follow, you will find portfolio commentaries from Peter Wallace, portfolio manager for the Intermediate Government Fund, and Peter Wilby, portfolio manager for the High Yield Bond Fund. These commentaries are then followed by investment portfolios and financial information for these funds. For the six-month period covered by this report, the A shares and C shares of the Intermediate Government Fund delivered total returns of +1.51% and +1.39%, respectively.* These returns are fractionally lower than the average of +1.99% for comparable funds in the Lipper Intermediate Government Funds category. Also, for this semiannual period, the A shares and C shares of the High Yield Bond Fund returned +4.60% and +4.40%, respectively.* The average for the Lipper High Current Yield Fund category was +4.39%. I hope you find Mr. Wallace's and Mr. Wilby's comments instructive in understanding how your portfolios have performed and currently are positioned.

     On behalf of all of us at Heritage, thank you for your investments with us. We look forward to serving your investment needs for years to come.

                                           Sincerely,

                                           /s/ STEPHEN G. HILL
                                           Stephen G. Hill
                                           President

---------------
* These returns are calculated without the imposition of front- or back-end sales charges.

                                                                     May 1, 1997

Dear Shareholders:

     The first six months of the Intermediate Government Fund's current fiscal year, September 1996 to March 1997, have been characterized by a very volatile bond market with yields generally rising throughout the period. During this period, the A shares of your Fund produced a total return of 1.51%*, compared to the Lehman Intermediate Government/Corporate Index return of 2.30%.

     Inflation, the nemesis of bond investors, has been remarkably well-behaved, rising from a 3.0% year-over-year rate to a 3.3% year-over-year rate in December, only to fall to a 2.8% rate by the end of March. The downward movement in inflation normally would have allowed bonds to fall in yield and increase in price during the period. This was not to be the case as the Federal Reserve and investors became increasingly concerned that slightly faster economic growth, higher levels of employment and wages, and lower levels of unemployment may combine to re-ignite the fires of inflation. In response to these fears, in February the Federal Reserve Open Market Committee increased short-term interest rates by 0.25% as a preemptive move against inflation.

     It is clear from the Fed's actions that economic growth in excess of the Fed's growth targets (2% to 2.5%) will not be tolerated. In effect, the central bank is attempting to assure a slow down in growth and even lower levels of price inflation in the future. We feel the Fed may, absent a sharp contraction in growth, raise rates again to achieve their desired objective. Strategically, we plan to maintain a portfolio duration similar to that of the Lehman Intermediate Government/Corporate Index until we see indications of a slowing economy and a better environment for bond prices.

     The following graph shows the U.S. Treasury yield curve at September 30, 1996, December 31, 1996 and March 31, 1997. As you can see from the chart, rates generally rose over the entire period, yet the longer end of the curve had dropped sharply during the final quarter of 1996 and then rose sharply during the first quarter of 1997. This exemplifies the market volatility experienced during the semi-annual period.

                                     CHART

     Thank you for your continued confidence in Heritage Income
Trust-Intermediate Government Fund.

                                          Sincerely,
                                          /s/ H. PETER WALLACE
                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund

---------------

* These returns are calculated without the imposition of front- or back-end sales charges.

                                                                     May 1, 1997

Dear Shareholders:

     The Heritage Income Trust-High Yield Bond Fund returned 4.60% on its A shares for the six months ended March 31, 1997.* By comparison, the Salomon Brothers High Yield Market Index rose 5.37% and the Lipper High Current Yield Fund category gained 4.39%.

     The high yield market performed very well over the last six months. While the average market yield has remained nearly flat over that time period, spreads to Treasuries have narrowed by nearly 30 basis points. This strong relative performance continues to be fueled by large cash flows into mutual funds and a robust economy, which has resulted in improving credit quality among issuers.

     The high yield market did, however, experience a correction in mid-March after the Federal Reserve Board raised interest rates. March experienced the first monthly decline in the market during the last twelve months. This correction appears to be short-lived as April's strong performance has almost fully offset the prior month's loss.

     The Heritage Income Trust-High Yield Bond Fund benefited from its overweighting in single-B rated issues and its underweighting in CCC-rated bonds during the last six months. Single-B rated issues outperformed the market by 44 basis points, while CCC-rated bonds underperformed the market by roughly 450 basis points.

     The Fund increased its weighting in cyclical industries and currently maintains a cyclical weighting in line with the Salomon Brothers High Yield Market Index. While we slightly reduced our exposure to basic industries with limited pricing flexibility, we substantially raised our exposure to the manufacturing sector. The telecommunications allocation in the Fund was significantly reduced over the past six months as we believe competition among various new technologies may lead to credit problems across the industry. As spreads in energy bonds widened, we moved from an underweighting to a neutral weighting, since we believe the fundamentals of exploration and production companies and drillers will remain strong.

     During the last six months the Fund's performance was enhanced by overweightings in manufacturing, food/beverages and retailing. In addition, underweightings in telecommunications, gaming and paper benefited the portfolio as these sectors lagged the market.

     While we are positive on the high yield market because of good fundamentals and reasonable technicals, we do not expect yield spreads for high yield bonds to tighten relative to treasuries. The portfolio is positioned slightly more cautiously versus six months ago. However, the Fund's overweighting in single-B's reflects our view that this sector represents the best value in the market.

                                          Sincerely,

                                          /s/ PETER J. WILBY

                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc
                                          Portfolio Manager, High Yield Bond
                                          Fund

---------------

* These returns are calculated without the imposition of front- or back-end sales charges.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY       MARKET
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--88.9%(A)
---------------------------------------------------------------------------------
  U.S. TREASURIES--42.4%
---------------------------------------------------------------------------------
        $1,500,000   U.S. Treasury Notes, 6.125%.................................    09/30/00    $ 1,474,220
         1,000,000   U.S. Treasury Notes, 5.25%..................................    01/31/01        952,813
         1,000,000   U.S. Treasury Notes, 6.25%..................................    04/30/01        983,125
         1,000,000   U.S. Treasury Notes, 6.5%...................................    08/31/01        990,313
         1,000,000   U.S. Treasury Notes, 6.25%..................................    01/31/02        978,438
         1,500,000   U.S. Treasury Notes, 6.5%...................................    10/15/06      1,452,187
                                                                                                 -----------
                     Total U.S. Treasuries.......................................                  6,831,096
                                                                                                 -----------
  U.S. GOVERNMENT AGENCIES--46.5%
---------------------------------------------------------------------------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--17.5%
---------------------------------------------------------------------------------
         1,887,040   Pool #351468, 30 year Pass-Through, 7.5%....................    03/15/24      1,858,697
         1,003,553   Pool #421756, 30 year Pass-Through, 7.0%....................    08/15/26        956,520
                                                                                                 -----------
                                                                                                   2,815,217
                                                                                                 -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.2%
---------------------------------------------------------------------------------
         1,461,674   Pool #362688, 15 year Pass-Through, 7.0%....................    10/01/11      1,436,270
         1,000,000   REMIC 1992-119 E, Sequential Class, 8.0%....................    07/25/20      1,010,310
                                                                                                 -----------
                                                                                                   2,446,580
                                                                                                 -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION--13.8%
---------------------------------------------------------------------------------
           155,109   REMIC, 1164 F PAC, 7.0%.....................................    03/15/05        155,258
           242,191   REMIC, 1240 G PAC, 5.0%.....................................    01/15/16        241,399
            28,985   REMIC, 16 C TAC, 10.0%......................................    04/15/18         28,977
         1,870,876   Pool #C80379, 30 year Pass-Through, 7.0%....................    02/01/26      1,795,123
                                                                                                 -----------
                                                                                                   2,220,757
                                                                                                 -----------
                     Total U.S. Government Agencies..............................                  7,482,554
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $14,725,772)................................................                 14,313,650
REPURCHASE AGREEMENT--10.3%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated March 31,
1997, @ 6.10%, to be repurchased at $1,655,280 on April 1, 1997, collateralized by $1,648,713 United States Treasury Bonds, 7.25%, due May 15, 2016, (market
value $1,693,711 including interest) (cost $1,655,000)...........................                  1,655,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (COST $16,380,772)(B) 99.2%(A)........................                 15,968,650
OTHER ASSETS AND LIABILITIES, NET, 0.8%(A).......................................                    139,252
                                                                                                 -----------
NET ASSETS, 100.0%(A)............................................................                $16,107,902
                                                                                                 ===========

-------------------
(a) Percentages are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $412,122 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $2,235 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $414,357.

PAC-Planned Amortization Class
REMIC-Real Estate Mortgage Investment Conduit
TAC-Targeted Amortization Class

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
    ---------                                                                      --------      ------
DOMESTIC CORPORATE BONDS--88.9%(A)
-------------------------------------------------------------------------------------------
    AEROSPACE--1.2%
-------------------------------------------------------------------------------------------
          $500,000   UNC, Inc., 11.0%............................................  06/01/06    $   586,250
                                                                                               -----------
    AUTO PARTS/EQUIPMENT--1.0%
-------------------------------------------------------------------------------------------
           500,000   Venture Holdings Trust, 9.75%...............................  04/01/04        470,000
                                                                                               -----------
    BEVERAGES--1.1%
-------------------------------------------------------------------------------------------
           500,000   Stroh Brewery Company, 11.1%................................  07/01/06        520,000
                                                                                               -----------
    BROADCASTING--7.3%
-------------------------------------------------------------------------------------------
           375,000   Adelphia Communications Corporation, 12.5%..................  05/15/02        394,687
           500,000   Cablevision Systems Corporation, 10.50%.....................  05/15/16        503,750
           500,000   Chancellor Radio Broadcasting, 9.375%.......................  10/01/04        497,500
           500,000   Jacor Communications, Inc., 9.75%...........................  12/15/06        512,500
           750,000   Marcus Cable Company, 0% to 6/15/00, 14.25% to maturity.....  12/15/05        521,250
           500,000   SFX Broadcasting, Inc., 10.75%..............................  05/15/06        522,500
           500,000   Storer Communications, 10%..................................  05/15/03        492,500
                                                                                               -----------
                                                                                                 3,444,687
                                                                                               -----------
    BUILDING--1.5%
-------------------------------------------------------------------------------------------
           850,000   Waxman Industries, Inc., 0% to 6/1/99, 12.75% to maturity...  06/01/04        709,750
                                                                                               -----------
    CHEMICALS--2.5%
-------------------------------------------------------------------------------------------
           750,000   NL Industries, Inc., 0% to 10/15/98, 13.0% to maturity......  10/15/05        675,000
           500,000   Texas Petrochemicals, 11.125%...............................  07/01/06        525,000
                                                                                               -----------
                                                                                                 1,200,000
                                                                                               -----------
    CONGLOMERATES/DIVERSIFIED--2.1%
-------------------------------------------------------------------------------------------
           500,000   Jordan Industries, Inc., 10.375%............................  08/01/03        497,500
           500,000   Valcor, Inc., 9.625%........................................  11/01/03        502,500
                                                                                               -----------
                                                                                                 1,000,000
                                                                                               -----------
    COSMETICS/TOILETRIES/DRUGS--3.8%
-------------------------------------------------------------------------------------------
           400,000   Anchor Advanced Products, Inc., 11.75%......................  04/01/04        398,000
           500,000   Remington Products, 11.0%...................................  05/15/06        415,000
           750,000   Revlon Worldwide Corporation, Zero Coupon Bond..............  03/15/01        470,625
           500,000   Twin Laboratories, Inc., 10.25%.............................  05/15/06        512,500
                                                                                               -----------
                                                                                                 1,796,125
                                                                                               -----------
    DATA PROCESSING--1.1%
-------------------------------------------------------------------------------------------
           500,000   Alvey Systems, Inc., 11.375%................................  01/31/03        512,500
                                                                                               -----------
    ELECTRONICS/ELECTRIC--2.2%
-------------------------------------------------------------------------------------------
           500,000   Exide Electronics Group, Inc., 11.5%........................  03/15/06        533,750
           500,000   Rayovac Corporation, 10.25%.................................  11/01/06        520,000
                                                                                               -----------
                                                                                                 1,053,750
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
    ---------                                                                      --------      ------
    FINANCE--2.7%
-------------------------------------------------------------------------------------------
          $500,000   Airplane Pass Through Trust, Class "D", 10.875%.............  03/15/19    $   554,298
           250,000   Dollar Financial Group, Inc., 10.875%.......................  11/15/06        251,250
           500,000   DVI, Inc., 9.875%...........................................  02/01/04        490,000
                                                                                               -----------
                                                                                                 1,295,548
                                                                                               -----------
    FOOD--2.7%
-------------------------------------------------------------------------------------------
           250,000   Americold Corporation, 12.875%..............................  05/01/08        261,875
           500,000   CFP Holdings, Inc., 11.625%.................................  01/15/04        510,000
           500,000   Specialty Foods Acquisition Corporation, 10.25%.............  08/15/01        493,750
                                                                                               -----------
                                                                                                 1,265,625
                                                                                               -----------
    HOTELS/MOTELS/INNS--2.2%
-------------------------------------------------------------------------------------------
           500,000   HMH Properties, Inc., 9.50%.................................  05/15/05        514,375
           500,000   Wyndham Hotel Corporation, 10.5%............................  05/15/06        530,000
                                                                                               -----------
                                                                                                 1,044,375
                                                                                               -----------
    HOUSEHOLD PRODUCTS--1.1%
-------------------------------------------------------------------------------------------
           500,000   Shop Vac Corporation, 10.625%...............................  09/01/03        517,500
                                                                                               -----------
    JEWELRY/SILVERWARE/TIME PIECES/CHINA--1.3%
-------------------------------------------------------------------------------------------
           550,000   Herff Jones, Inc., 11.0%....................................  08/15/05        594,000
                                                                                               -----------
    LEISURE/AMUSEMENT--3.7%
-------------------------------------------------------------------------------------------
           500,000   Majestic Star Casino, LLP, 12.75%...........................  05/15/03        532,500
           500,000   Selmer Company, Inc., 11.0%.................................  05/15/05        545,000
           250,000   Sun International Hotels, Ltd., 9.0%........................  03/15/07        236,250
           500,000   Trump Atlantic City, 11.25%.................................  05/01/06        462,500
                                                                                               -----------
                                                                                                 1,776,250
                                                                                               -----------
    MANUFACTURING/DISTRIBUTIONS--7.5%
-------------------------------------------------------------------------------------------
           500,000   Clark-Schwebel, Inc., 10.5%.................................  04/15/06        525,000
           500,000   Foamex, L.P., 11.875%.......................................  10/01/04        538,750
           500,000   Hines Horticulture, Inc., 11.75%............................  10/15/05        537,500
           333,000   Samsonite Corporation, 11.125%..............................  07/15/05        372,960
           500,000   Specialty Equipment Companies, Inc., 11.375%................  12/01/03        543,750
           500,000   Talley Manufacturing & Technology, Inc., 10.75%.............  10/15/03        515,000
           500,000   Terex Corporation, 13.75%...................................  05/15/02        545,000
                                                                                               -----------
                                                                                                 3,577,960
                                                                                               -----------
    MEDICAL EQUIPMENT/SUPPLY--3.2%
-------------------------------------------------------------------------------------------
           500,000   Fresenius Medical Care, 9.0%................................  12/01/06        500,000
           500,000   Maxxim Medical, Inc., 10.5%.................................  08/01/06        507,500
           500,000   Packard Bioscience, 9.375%..................................  03/01/07        489,375
                                                                                               -----------
                                                                                                 1,496,875
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
    ---------                                                                      --------      ------
    METAL--2.1%
-------------------------------------------------------------------------------------------
          $500,000   Envirosource, Inc., 9.75%...................................  06/15/03    $   480,000
           500,000   Renco Metals Inc., 11.5%....................................  07/01/03        520,000
                                                                                               -----------
                                                                                                 1,000,000
                                                                                               -----------
    OFFICE EQUIPMENT--0.5%
-------------------------------------------------------------------------------------------
           250,000   Pen-Tab Industries, Inc., 10.875%...........................  02/01/07        254,375
                                                                                               -----------
    OIL & GAS--6.7%
-------------------------------------------------------------------------------------------
           130,000   Benton Oil & Gas Company, 11.625%...........................  05/01/03        141,050
           500,000   Cliffs Drilling Company, 10.25%.............................  05/15/03        515,000
           500,000   Costilla Energy, Inc., 10.25%...............................  10/01/06        507,500
           250,000   Cross Timbers Oil Company, 9.25%............................  04/01/07        244,375
           500,000   Dawson Production Services, Inc., 9.375%....................  02/01/07        492,500
           500,000   Forest Oil Corporation, 11.25%..............................  09/01/03        526,250
           500,000   National Energy Group, Inc., 10.75%.........................  11/01/06        500,000
           250,000   Parker Drilling Company, 9.75%..............................  11/15/06        256,250
                                                                                               -----------
                                                                                                 3,182,925
                                                                                               -----------
    PAPER/PRODUCTS--2.0%
-------------------------------------------------------------------------------------------
           250,000   Crown Paper Company, 11.0%..................................  09/01/05        230,625
           250,000   Fonda Group, Inc., 9.5%.....................................  03/01/07        233,750
           500,000   Four M Corporation, 12.0%...................................  06/01/06        498,750
                                                                                               -----------
                                                                                                   963,125
                                                                                               -----------
    PET & SUPPLIES--1.1%
-------------------------------------------------------------------------------------------
           500,000   Doane Products Company, 10.625%.............................  03/01/06        520,000
                                                                                               -----------
    PLASTIC/PRODUCTS--2.3%
-------------------------------------------------------------------------------------------
           500,000   Berry Plastics Corporation, 12.25%..........................  04/15/04        550,000
           500,000   Plastic Specialties and Technologies, Inc., 11.25%..........  12/01/03        542,500
                                                                                               -----------
                                                                                                 1,092,500
                                                                                               -----------
    PUBLISHING--1.1%
-------------------------------------------------------------------------------------------
           500,000   American Media Operation, Inc., 11.625%.....................  11/15/04        540,000
                                                                                               -----------
    RETAIL STORES--10.7%
-------------------------------------------------------------------------------------------
           250,000   Big V Supermarkets, Inc., 11.0%.............................  02/15/04        241,875
           500,000   Carr-Gottstein Foods Company, 12.0%.........................  11/15/05        537,500
           500,000   Cole National Group, 9.875%.................................  12/31/06        507,500
           250,000   CSK Auto Inc., 11.0%........................................  11/01/06        260,000
           500,000   Eye Care Centers, 12.0%.....................................  10/01/03        537,500
         1,000,000   Finlay Enterprises, Inc., 0% to 5/1/98, 12% to maturity.....  05/01/05        920,000
           500,000   Hills Stores Company, 12.5%.................................  07/01/03        423,750
           500,000   Jitney Jungle Stores, 12.0%.................................  03/01/06        530,000
           500,000   Smiths Food & Drug, Inc., 11.25%............................  05/15/07        548,750
           500,000   Specialty Retail, 11.00%....................................  08/15/03        530,000
                                                                                               -----------
                                                                                                 5,036,875
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                      MATURITY      MARKET
      AMOUNT                                                                         DATE         VALUE
    ---------                                                                      --------      ------
    SERVICES--5.3%
-------------------------------------------------------------------------------------------
          $500,000   Borg-Warner Security Corporation, 9.125%....................  05/01/03    $   490,000
           500,000   Iron Mountain, Inc., 10.125%................................  10/01/06        515,000
           400,000   Loomis Fargo & Company, 10.0%...............................  01/15/04        396,000
           500,000   Norcal Waste Systems, Inc., 13.0%...........................  11/15/05        550,000
           500,000   Pierce Leahy Corporation, 11.125%...........................  07/15/06        547,500
                                                                                               -----------
                                                                                                 2,498,500
                                                                                               -----------
    TELECOMMUNICATIONS--6.3%
-------------------------------------------------------------------------------------------
         1,000,000   Comcast Cellular Corporation, Series "A", Zero Coupon
                     Bond........................................................  03/05/00        735,000
         1,000,000   Intermedia Communications of Florida, 0% to 5/15/01, 12.5%
                     to maturity.................................................  05/15/06        635,000
         1,000,000   International CableTel, Inc., 0% to 2/1/01, 11.5% to
                     maturity....................................................  02/01/06        621,250
           500,000   Nextlink Communications, 12.5%..............................  04/15/06        505,000
           500,000   Western Wireless Corporation, 10.5%.........................  06/01/06        488,750
                                                                                               -----------
                                                                                                 2,985,000
                                                                                               -----------
    TRANSPORTATION--1.5%
-------------------------------------------------------------------------------------------
           500,000   Central Transport, 9.5%.....................................  04/30/03        472,500
           250,000   Ryder TRS, Inc., 10.0%......................................  12/01/06        250,000
                                                                                               -----------
                                                                                                   722,500
                                                                                               -----------
    UTILITIES-ELECTRIC--1.1%
-------------------------------------------------------------------------------------------
           500,000   El Paso Electric Company, 9.4%..............................  05/01/11        535,795
                                                                                               -----------
                     Total domestic corporate bonds (cost $41,520,893)...........               42,192,790
                                                                                               -----------
FOREIGN BONDS--5.3%(A)(C)
-------------------------------------------------------------------------------------------
    AUTO PARTS/EQUIPMENT--1.1%
-------------------------------------------------------------------------------------------
           500,000   Speedy Muffler King, Inc., 10.875%..........................  10/01/06        516,250
                                                                                               -----------
    BROADCASTING--1.2%
-------------------------------------------------------------------------------------------
         1,000,000   Diamond Cable, 0% to 12/15/00, 11.75% to maturity...........  12/15/05        647,500
                                                                                               -----------
    MANUFACTURING/DISTRIBUTIONS--0.9%
-------------------------------------------------------------------------------------------
           750,000   Semi-Tech Corporation, 0% to 8/15/00, 11.5% to maturity.....  08/15/03        408,750
                                                                                               -----------
    PAPER/PRODUCTS--1.0%
-------------------------------------------------------------------------------------------
           500,000   Doman Industries, Ltd., 8.75%...............................  03/15/04        470,000
                                                                                               -----------
    STEEL/IRON--1.1%
-------------------------------------------------------------------------------------------
           500,000   Algoma Steel, Inc., 12.375%.................................  07/15/05        533,750
                                                                                               -----------
                     Total foreign bonds (cost $2,658,538).......................                2,576,250
                                                                                               -----------
FOREIGN CONVERTIBLE BONDS--1.1%(A)(C)
-------------------------------------------------------------------------------------------
    PUBLISHING--1.1%
-------------------------------------------------------------------------------------------
         1,500,000   Hollinger, Inc., Zero Coupon Bond...........................  10/05/13        536,250
                                                                                               -----------
                     Total foreign convertible bonds (cost $514,675).............                  536,250
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1997
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                 MARKET
      SHARES                                                                                      VALUE
      ------                                                                                   -----------
WARRANTS--0.2%(A)
-------------------------------------------------------------------------------------------
    MANUFACTURING/DISTRIBUTIONS--0.1%
-------------------------------------------------------------------------------------------
             2,000   Terex Corporation*..........................................              $    10,000
                                                                                               -----------
    MEDICAL EQUIPMENT/SUPPLY--0.1%
-------------------------------------------------------------------------------------------
               206   Wright Medical Technology, Inc.*............................                   24,706
                                                                                               -----------
                     Total warrants (cost $4,040)................................                   34,706
                                                                                               -----------
Total investment portfolio excluding repurchase agreement (cost $44,698,146).....               45,339,996
REPURCHASE AGREEMENT--3.0%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated March 31,
1997, @ 6.10%, to be repurchased at $1,425,241 on April 1, 1997, collateralized by $1,417,491 United States Treasury Bonds, 7.25%, due May 15, 2016, (market
value $1,456,178 including interest) (cost $1,425,000)...........................                1,425,000
                                                                                               -----------
TOTAL INVESTMENT PORTFOLIO (COST $46,123,146)(B) 98.5%(A)........................               46,764,996
OTHER ASSETS AND LIABILITIES, NET, 1.5%(A).......................................                  725,820
                                                                                               -----------
NET ASSETS, 100.0%...............................................................              $47,490,816
                                                                                               ===========

-------------------
  * Non-income producing.
(a) Percentages are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $641,850, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,300,731 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $658,881.
(c) Denominated in US dollars.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Assets
------------------------------------------------------------

Investments, at market value (identified cost $14,725,772
  and $44,698,146, respectively) (Note 1)...................    $14,313,650      $45,339,996
Repurchase agreement (identified cost $1,655,000 and
  $1,425,000, respectively) (Note 1)........................      1,655,000        1,425,000
Cash........................................................          3,821            3,251
Receivables:
  Investments sold..........................................          7,801          523,800
  Fund shares sold..........................................         10,000          126,132
  From Manager..............................................         22,924               --
  Dividends and interest....................................        142,591        1,204,865
Deferred state registration expenses (Note 1)...............         13,084           13,399
                                                                -----------      -----------
        Total Assets........................................    $16,168,871      $48,636,443
                                                                -----------      -----------
Liabilities
------------------------------------------------------------

Payables (Note 4):
  Investments purchased.....................................    $        --      $   903,445
  Fund shares redeemed......................................         10,941          130,976
  Accrued management fee....................................             --           38,569
  Accrued distribution fee..................................          4,791           17,758
  Other accrued expenses....................................         45,237           54,879
                                                                -----------      -----------
        Total Liabilities...................................         60,969        1,145,627
                                                                -----------      -----------
Net assets, at market value.................................    $16,107,902      $47,490,816
                                                                ===========      ===========
Net Assets
------------------------------------------------------------

Net assets consist of:
  Paid-in capital...........................................    $23,137,667      $48,018,974
  Undistributed net investment income (Note 1)..............        717,235          315,811
  Accumulated net realized loss (Notes 1 and 5).............     (7,334,878)      (1,485,819)
  Net unrealized appreciation (depreciation) on
    investments.............................................       (412,122)         641,850
                                                                -----------      -----------
Net assets, at market value.................................    $16,107,902      $47,490,816
                                                                ===========      ===========
Net assets, at market value
  Class A Shares............................................    $15,369,670      $35,711,535
  Class C Shares............................................        738,232       11,779,281
                                                                -----------      -----------
        Total...............................................    $16,107,902      $47,490,816
                                                                ===========      ===========
Shares of beneficial interest outstanding
  Class A Shares............................................      1,715,401        3,485,972
  Class C Shares............................................         82,608        1,154,432
                                                                -----------      -----------
        Total...............................................      1,798,009        4,640,404
                                                                ===========      ===========
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares............................................          $8.96           $10.24
                                                                     ======            =====
    Maximum offering price per share (100/96.25 of $8.96 and
     $10.24, respectively)..................................          $9.31           $10.64
                                                                     ======            =====
  Class C Shares............................................          $8.94           $10.20
                                                                     ======            =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1997
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND    BOND FUND
                                                              ---------------    ----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................     $ 568,348       $2,270,189
Expenses (Notes 1 and 4):
  Management fee............................................        43,318          135,374
  Distribution fee (Class A Shares).........................        27,593           53,932
  Distribution fee (Class C Shares).........................         2,277           41,545
  Professional fees.........................................        22,944           24,944
  Custodian/Fund accounting fees............................        18,130           24,607
  Amortization of state registration expenses...............        13,321           13,223
  Reports to shareholders...................................         6,878           11,014
  Shareholder servicing fees................................         6,144           10,927
  Trustees' fees and expenses...............................         4,131            4,131
  Insurance.................................................         2,006            2,006
  Other.....................................................         1,351            8,996
                                                                 ---------       ----------
    Total expenses before waiver and reimbursement..........       148,093          330,699
    Fees waived by Manager (Note 4).........................       (43,318)         (31,984)
    Reimbursement from Manager..............................       (22,924)              --
                                                                 ---------       ----------
    Total expenses after waiver and reimbursement...........        81,851          298,715
Net investment income.......................................     $ 486,497       $1,971,474
                                                                 ---------       ----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized loss from investment transactions..............       (88,534)         (35,424)
Net increase (decrease) in unrealized appreciation of
  investments during the period.............................      (112,439)          77,642
                                                                 ---------       ----------
        Net gain (loss) on investments......................      (200,973)          42,218
                                                                 ---------       ----------
Net increase in net assets resulting from operations........     $ 285,524       $2,013,692
                                                                 =========       ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX MONTH
                                                                PERIOD ENDED          FOR THE YEAR
                                                               MARCH 31, 1997            ENDED
                                                                 (UNAUDITED)       SEPTEMBER 30, 1996
                                                              -----------------    ------------------
INTERMEDIATE GOVERNMENT FUND
------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $   486,497          $ 1,143,431
  Net realized gain (loss) investment transactions..........         (88,534)             109,860
  Net decrease in unrealized appreciation of investments
    during the period.......................................        (112,439)            (549,553)
                                                                 -----------          -----------
  Net increase in net assets resulting from operations......         285,524              703,738
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.26 and $0.50 per
    share, respectively)....................................        (475,388)          (1,148,575)
  Net investment income Class C Shares, ($0.25 and $0.49 per
    share, respectively)....................................         (20,102)             (18,913)
Decrease in net assets from Fund share transactions (Note
  2)........................................................      (1,798,133)          (5,986,251)
                                                                 -----------          -----------
Decrease in net assets......................................      (2,008,099)          (6,450,001)
Net assets, beginning of period.............................      18,116,001           24,566,002
                                                                 -----------          -----------
Net assets, end of period (including undistributed net
  investment income of $717,235 and $726,228,
  respectively).............................................     $16,107,902          $18,116,001
                                                                 ===========          ===========

                                                              FOR THE SIX MONTH
                                                                PERIOD ENDED
                                                               MARCH 31, 1997      FOR THE YEAR ENDED
                                                                 (UNAUDITED)       SEPTEMBER 30, 1996
                                                              -----------------    ------------------
HIGH YIELD BOND FUND
------------------------------------------------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $ 1,971,474          $ 2,803,774
  Net realized gain (loss) on investment transactions.......         (35,424)             970,631
  Net increase (decrease) in unrealized appreciation of
    investments during the period...........................          77,642              (58,735)
                                                                 -----------          -----------
  Net increase in net assets resulting from operations......       2,013,692            3,715,670
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.44 and $0.80 per
    share, respectively)....................................      (1,485,299)          (2,445,168)
  Net investment income Class C Shares, ($0.42 and $0.76 per
    share, respectively)....................................        (415,931)            (222,208)
Increase in net assets from Fund share transactions (Note
  2)........................................................       7,771,551            7,911,842
                                                                 -----------          -----------
Increase in net assets......................................       7,884,013            8,960,136
Net assets, beginning of period.............................      39,606,803           30,646,667
                                                                 -----------          -----------
Net assets, end of period (including undistributed net
  investment income of $315,811 and $245,567
  respectively).............................................     $47,490,816          $39,606,803
                                                                 ===========          ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                      CLASS A SHARES                                    CLASS C SHARES
                               ------------------------------------------------------------   ----------------------------------
                                 FOR THE SIX                                                    FOR THE SIX       FOR THE YEARS
                                MONTH PERIOD                                                   MONTH PERIOD           ENDED
                                    ENDED            FOR THE YEARS ENDED SEPTEMBER 30,             ENDED          SEPTEMBER 30,
                               MARCH 31, 1997*   ------------------------------------------   MARCH 31, 1997*    ---------------
                                 (UNAUDITED)     1996*     1995    1994*     1993     1992      (UNAUDITED)      1996*    1995+
                               ---------------   ------   ------   ------   ------   ------   ---------------    ------   ------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................      $ 9.08        $ 9.29   $ 9.10   $ 9.44   $ 9.84   $10.00       $ 9.06         $ 9.27   $ 9.05
                                   ------        ------   ------   ------   ------   ------       ------         ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(a)...        0.26          0.50     0.62     0.43     0.59     0.52         0.25           0.49     0.21
  Net realized and unrealized
    gain (loss) on
    investments..............       (0.12)        (0.21)    0.12    (0.40)   (0.44)    0.10        (0.12)         (0.21)    0.23
                                   ------        ------   ------   ------   ------   ------       ------         ------   ------
  Total from Investment
    Operations...............        0.14          0.29     0.74     0.03     0.15     0.62         0.13           0.28     0.44
                                   ------        ------   ------   ------   ------   ------       ------         ------   ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income........       (0.26)        (0.50)   (0.55)   (0.37)   (0.52)   (0.55)       (0.25)         (0.49)   (0.22)
  Distributions from net
    realized gains...........          --            --       --       --    (0.03)   (0.23)          --             --       --
                                   ------        ------   ------   ------   ------   ------       ------         ------   ------
  Total Distributions........       (0.26)        (0.50)   (0.55)   (0.37)   (0.55)   (0.78)       (0.25)         (0.49)   (0.22)
                                   ------        ------   ------   ------   ------   ------       ------         ------   ------
NET ASSET VALUE, END OF
  PERIOD.....................      $ 8.96        $ 9.08   $ 9.29   $ 9.10   $ 9.44   $ 9.84       $ 8.94         $ 9.06   $ 9.27
                                   ======        ======   ======   ======   ======   ======       ======         ======   ======
TOTAL RETURN (%)(D)..........        1.51(c)       3.24     8.47     0.36     1.58     6.47         1.39(c)        3.04     4.90(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net
    assets(a)................        0.93(b)       0.94     0.95     0.95     0.91     0.78         1.20(b)        1.20     1.20(b)
  Net investment income to
    average daily net
    assets...................        5.63(b)       5.42     5.50     4.60     5.99     5.66         5.37(b)        5.22     5.19(b)
  Portfolio turnover rate....          35(c)        135      162      214      150      123           35(c)         135      162
  Net assets, end of period
    ($ millions).............          15            18       24       41      102      111            1            0.6     0.07

---------------

   * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the periods since use of the undistributed income method does not correspond with results of operations.
   + For the period April 3, 1995 (commencement of Class C Shares) to September
     30, 1995.
 (a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.03, $.06, $.06, $.03, $.01 and $.02 per Class A Share,
     respectively. The operating expense ratios including such items would have been 1.70% (annualized), 1.61%, 1.47%, 1.18%, 1.03% and 1.23% for Class A
     Shares, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.03, $.06 and $.06 per Class C Share, respectively. The operating expense ratio including such items would have been 1.97% (annualized), 1.87% and 1.72% (annualized) for Class C Shares, respectively.
 (b) Annualized.
 (c) Not annualized.
 (d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                  CLASS A SHARES                                   CLASS C SHARES
                           ------------------------------------------------------------   ---------------------------------
                             FOR THE SIX                                                    FOR THE SIX      FOR THE YEARS
                            MONTH PERIOD                                                   MONTH PERIOD          ENDED
                                ENDED            FOR THE YEARS ENDED SEPTEMBER 30,             ENDED         SEPTEMBER 30,
                           MARCH 31, 1997*   ------------------------------------------   MARCH 31, 1997*   ---------------
                             (UNAUDITED)      1996     1995     1994     1993     1992      (UNAUDITED)      1996    1995+
                           ---------------   ------   ------   ------   ------   ------   ---------------   ------   ------
NET ASSET VALUE,
  BEGINNING OF THE
  PERIOD.................      $10.22        $ 9.94   $ 9.65   $10.65   $10.82   $10.29       $10.18        $ 9.91   $ 9.62
                               ------        ------   ------   ------   ------   ------       ------        ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income(a)............        0.46          0.84(e)   0.72    0.69     0.81     0.83         0.44          0.79(e)   0.31
  Net realized and
    unrealized gain
    (loss) on
    investments..........          --          0.24     0.31    (0.84)    0.07     0.59           --          0.24     0.28
                               ------        ------   ------   ------   ------   ------       ------        ------   ------
  Total from Investment
    Operations...........        0.46          1.08     1.03    (0.15)    0.88     1.42         0.44          1.03     0.59
                               ------        ------   ------   ------   ------   ------       ------        ------   ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income....       (0.44)        (0.80)   (0.74)   (0.71)   (0.83)   (0.85)       (0.42)        (0.76)   (0.30)
  Distributions from net
    realized gains.......          --            --       --    (0.07)   (0.22)   (0.04)          --            --       --
  Distribution in excess
    of net realized
    gains................          --            --       --    (0.07)      --       --           --            --       --
                               ------        ------   ------   ------   ------   ------       ------        ------   ------
  Total Distributions....       (0.44)        (0.80)   (0.74)   (0.85)   (1.05)   (0.89)       (0.42)        (0.76)   (0.30)
                               ------        ------   ------   ------   ------   ------       ------        ------   ------
NET ASSET VALUE, END OF
  THE PERIOD.............      $10.24        $10.22   $ 9.94   $ 9.65   $10.65   $10.82       $10.20        $10.18   $ 9.91
                               ======        ======   ======   ======   ======   ======       ======        ======   ======
TOTAL RETURN (%)(D)......        4.60(c)      11.44    11.23    (1.59)    8.57    14.35         4.40(c)      10.93     6.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses,
    net, to average daily
    net assets(a)........        1.21(b)       1.23     1.25     1.25     1.19     0.96         1.70(b)       1.70     1.70(b)
  Net investment income
    to average daily net
    assets...............        8.85(b)       8.41     7.35     6.76     7.57     8.11         8.36(b)       8.39     6.67(b)
  Portfolio turnover
    rate.................          45(c)        143      109      135      150       71           45(c)        143      109
  Net assets, end of the
    period
    ($ millions).........          36            33       30       36       42       32           12             6      0.6

---------------

 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
 + For the period April 3, 1995 (commencement of Class C Shares) to September 30, 1995.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.01, $.03, $.03, $.02, $.02 and $.05 per Class A Share,
    respectively. The operating expense ratios including such items would have been 1.36% (annualized), 1.51%, 1.51%, 1.42%, 1.43% and 1.60% for Class A
    Shares, respectively. Excludes management fees waived by the Manager in the amount of $.01, $0.03 and $0.03 per Class C Share, respectively. The operating expense ratio including such items would have been 1.85% (annualized), 1.98% and 1.96% (annualized) for Class C Shares, respectively.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.
(e) Amounts calculated prior to reclassification of $16,079 as described in Note
    5. The effect of such reclassification would have resulted in an increase in net investment income of $.01 for Class A Shares and $0.01 for Class C shares.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund (formerly known as the Limited Maturity Government Portfolio) and the High Yield Bond Fund (formerly known as the Diversified Portfolio) (each, a "Fund"). The Trust has an investment objective of high current income. The Trust currently issues Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures.
        Actual results could differ from those estimates. The following is a summary of significant accounting policies.

        Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at cost, which when combined with accrued interest included in the interest receivable or discount earned, approximates market.

        Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. A Fund policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among the Trust. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Capital Accounts: Distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary"), such accounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis except when income is not expected. All original issue discounts are accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES: At March 31, 1997, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A Shares of the Intermediate Government Fund during the six month period ended March 31, 1997 and for the year ended September 30, 1996 were as follows:

                                                                               INTERMEDIATE GOVERNMENT FUND
                                                                   ----------------------------------------------------
                                                                      FOR THE SIX MONTH
                                                                         PERIOD ENDED
                                                                        MARCH 31, 1997            FOR THE YEAR ENDED
                                                                         (UNAUDITED)              SEPTEMBER 30, 1996
                                                                   ------------------------    ------------------------
                                                                    SHARES        AMOUNT        SHARES        AMOUNT
                                                                   ---------    -----------    ---------    -----------
        CLASS A SHARES
        ---------------------------------------------------------
        Shares sold..............................................     11,231    $   102,415      116,103    $ 1,074,406
        Shares issued on reinvestment of distributions...........     45,486        415,462      107,141        986,398
        Shares redeemed..........................................   (271,742)    (2,482,972)    (929,766)    (8,580,559)
                                                                   ---------    -----------    ---------    -----------
        Net decrease.............................................   (215,025)   $(1,965,095)    (706,522)   $(6,519,755)
                                                                                ===========                 ===========
        Shares outstanding:
          Beginning of period....................................  1,930,426                   2,636,948
                                                                   ---------                   ---------
          End of period..........................................  1,715,401                   1,930,426
                                                                   =========                   =========

        Transactions in Class C Shares of the Intermediate Government Fund during the six month period ended March 31, 1997 and for the year ended September 30, 1996 were as follows:

                                                                             INTERMEDIATE GOVERNMENT FUND
                                                                      ------------------------------------------
                                                                       FOR THE SIX MONTH
                                                                          PERIOD ENDED
                                                                         MARCH 31, 1997       FOR THE YEAR ENDED
                                                                          (UNAUDITED)         SEPTEMBER 30, 1996
                                                                      --------------------    ------------------
                                                                      SHARES      AMOUNT      SHARES     AMOUNT
                                                                      -------    ---------    ------    --------
        CLASS C SHARES
        ------------------------------------------------------------
        Shares sold.................................................   32,943    $ 301,212    60,267    $559,648
        Shares issued on reinvestment of distributions..............    2,173       19,794    2,016       18,326
        Shares redeemed.............................................  (17,083)    (154,044)   (4,889)    (44,470)
                                                                      -------    ---------    ------    --------
        Net increase................................................   18,033    $ 166,962    57,394    $533,504
                                                                                 =========              ========
        Shares outstanding:
          Beginning of period.......................................   64,575                 7,181
                                                                      -------                 ------
          End of period.............................................   82,608                 64,575
                                                                      =======                 ======

        Transactions in Class A Shares of the High Yield Bond Fund during the six month period ended March 31, 1997 and for the year ended September 30, 1996 were as follows:

                                                                                    HIGH YIELD BOND FUND
                                                                     ---------------------------------------------------
                                                                        FOR THE SIX MONTH
                                                                           PERIOD ENDED
                                                                          MARCH 31, 1997           FOR THE YEAR ENDED
                                                                           (UNAUDITED)             SEPTEMBER 30, 1996
                                                                     ------------------------   ------------------------
                                                                      SHARES        AMOUNT       SHARES        AMOUNT
                                                                     ---------    -----------   ---------    -----------
        CLASS A SHARES
        -----------------------------------------------------------
        Shares sold................................................    555,082    $ 5,707,222     941,230    $ 9,377,232
        Shares issued on reinvestment of distributions.............    106,379      1,090,071     182,955      1,816,780
        Shares redeemed............................................   (418,641)    (4,304,665)   (899,859)    (8,961,434)
                                                                     ---------    -----------   ---------    -----------
        Net increase...............................................    242,280    $ 2,492,628     224,326    $ 2,232,578
                                                                                  ===========                ===========
        Shares outstanding:
          Beginning of period......................................  3,243,152                  3,018,826
                                                                     ---------                  ---------
          End of period............................................  3,485,972                  3,243,152
                                                                     =========                  =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        Transactions in Class C Shares of the High Yield Bond Fund during the six month period ended March 31, 1997 and for the year ended September 30, 1996 were as follows:

                                                                                    HIGH YIELD BOND FUND
                                                                      ------------------------------------------------
                                                                         FOR THE SIX MONTH
                                                                            PERIOD ENDED
                                                                           MARCH 31, 1997         FOR THE YEAR ENDED
                                                                            (UNAUDITED)           SEPTEMBER 30, 1996
                                                                      ------------------------   ---------------------
                                                                       SHARES        AMOUNT      SHARES       AMOUNT
                                                                      ---------    -----------   -------    ----------
        CLASS C SHARES
        ------------------------------------------------------------
        Shares sold.................................................    697,281    $ 7,120,808   583,520    $5,800,648
        Shares issued on reinvestment of distributions..............     35,638        363,818    18,399       182,291
        Shares redeemed.............................................   (214,642)    (2,205,703)  (30,547)     (303,675)
                                                                      ---------    -----------   -------    ----------
        Net increase................................................    518,277    $ 5,278,923   571,372    $5,679,264
                                                                                   ===========              ==========
        Shares outstanding:
          Beginning of period.......................................    636,155                   64,783
                                                                      ---------                  -------
          End of period.............................................  1,154,432                  636,155
                                                                      =========                  =======

Note 3: PURCHASES AND SALES OF SECURITIES. For the period ended March 31, 1997, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                                            U.S. GOVERNMENT SECURITIES                  OTHER
                                                       ------------------------------------   --------------------------
                                                       PURCHASES       SALES       PAYDOWNS    PURCHASES        SALES
                                                       ----------    ----------    --------   -----------    -----------
        Intermediate Government Fund.................  $5,583,094    $7,581,328    $581,534            --             --
        High Yield Bond Fund.........................          --            --    $67,142    $26,496,353    $19,088,078

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES.

         INTERMEDIATE GOVERNMENT FUND
         -----------------------------------
         Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. From inception of the Fund, the Manager has reduced its investment advisory fees and reimbursed the Fund to the extent that total operating expenses have exceeded amounts ranging from .60% to 1.15% of average daily net assets. Effective March 1, 1993, the Manager voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that the Fund operating expenses exceed .95% for Class A Shares (1.20% for Class C Shares effective April 3, 1995), on an annual basis, of the Fund's average daily net assets attributable to each class of shares. Under this agreement, management fees of $43,318 were waived and $22,924 of expenses were reimbursed for the period ended March 31, 1997. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending September 30, 1999, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $146,658 and $105,455 for the years ended September 30, 1995 and September 30, 1996, respectively, if total Fund expenses fall below the annual expense limitations before the end of the years ending September 30, 1997 and September 30, 1998, respectively.

         HIGH YIELD BOND FUND
         ----------------------------
         Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.60% of the first $100,000,000 of the Fund's average daily net assets, and 0.50% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. From inception of the Fund, the Manager has reduced its investment advisory fees and reimbursed the Fund to the extent that operating expenses have exceeded amounts ranging from .85% to 1.35% of average daily net assets. Effective April 1, 1993, the Manager voluntarily agreed to waive its fee and, if necessary, reimburse the Fund to the extent that the Fund operating expenses exceed 1.25% for Class A Shares (1.70% for Class C Shares effective April 3, 1995), on an annual basis, of the Fund's average daily net assets attributable to each class of shares. Under this agreement, management fees of $31,984 were waived for the period ended March 31, 1997. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending September 30, 1999, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

         the Manager a portion or all of the management fees waived of $83,663 and $94,308 for the years ended September 30, 1995 and September 30, 1996, respectively, if total Fund expenses fall below the annual expense limitations before the end of the years ending September 30, 1997 and September 30, 1998, respectively.

         Effective February 1, 1996, the Manager entered into an agreement with Salomon Brothers Asset Management Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations. From March 1, 1990 (commencement of operations) through January 31, 1996, Eagle Asset Management, Inc., a wholly owned subsidiary of Raymond James Financial, Inc., was subadviser to the Fund.

        The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Intermediate Government Fund and High Yield Bond Fund. The amount payable to the Manager for such expenses as of March 31, 1997 was $3,600 and $4,800, respectively. In addition, the Manager performs Fund accounting services and charged $13,754 and $15,744 during the current period of which $6,900 and $5,300 was payable as of March 31, 1997, respectively.

         INTERMEDIATE GOVERNMENT FUND
         -----------------------------------
         Raymond James & Associates, Inc. (the "Distributor") has advised the Trust that it received $3,544 in front-end sales charges and $983 in contingent deferred sales charges for the six months ended March 31, 1997. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

         Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to .35% of the average daily net assets for Class A Shares. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to .60% of the average daily net assets for Class C Shares. Such fees are accrued daily and payable monthly. During the period ended March 31, 1997, $27,593 and $2,277 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

         HIGH YIELD BOND FUND
         ----------------------------
         The Distributor has advised the Trust that it received $104,439 in front end sales charges and $915 in contingent deferred sales charges for the six months ended March 31, 1997. The Distributor paid commissions to salespersons and from these fees incurred other distribution costs.

         Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the "Distributor") a fee of up to .35% of the average daily net assets for Class A Shares. Under the Class C Distribution Plan, the Fund may pay the Distributor a fee equal to .80% of the average daily net assets for Class C Shares. Such fees accrued daily and payable monthly. During the period ended March 31, 1997, $53,932 and $41,545 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager of the Fund (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an interested person of the Manager receives an annual fee of $8,000 and an additional fee of $2,000 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

Note 5: FEDERAL INCOME TAXES.

         INTERMEDIATE GOVERNMENT FUND
         -----------------------------------
         For the year ended September 30, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to market discount, the Fund credited accumulated net realized loss and debited undistributed net investment income $28,719. As of September 30, 1996, the Fund has net tax basis capital loss carry forwards of $7,246,344, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2001 ($388,071), September 30, 2002 ($3,838,721), September 30, 2003 ($2,492,779) and
         September 30, 2004 ($526,773).

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

         HIGH YIELD BOND FUND
         ----------------------------
         For the year ended September 30, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to market discount, the Fund credited undistributed net investment income $16,079, and debited paid in capital $2,267 and accumulated net realized loss $13,812. As of September 30, 1996, the Fund had a net tax basis capital loss carryforward of $1,450,395, which may be applied against any realized net taxable gains until its expiration dates of September 30, 2003, ($1,402,139) and September 30, 2004, ($48,256).

                      (This page intentionally left blank)

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market

HERITAGE BOND FUNDS
Intermediate Government
High Yield

HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Small Cap
International











This report is for the information of shareholders of Heritage Income Trust-Intermediate Government Fund and Heritage Income Trust-High Yield Bond Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)1997 Heritage Asset Management, Inc.

4.5M 3/97 [RECYCLE LOGO] Printed on recycled paper



[HERITAGE LOGO]   Heritage Income Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
----------------------------------------------------------------
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